UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net income/(loss)	$ 55,547	$ 100,021
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	35,870	35,816
Amortization of debt issuance costs	1,399	2,102
Extinguishment of long-term debt	10,238	1,724
Change in fair value of derivative instruments	(3,032)	(48,764)
Foreign exchange loss/(gain)	700	(40)
Share-based payments	1,033	170
Drydocking expenditure	(20,650)	0
Other	(1)	4,359
Changes in operating assets and liabilities, net:
Inventory	(324)	1,529
Other current assets	(9,690)	(3,335)
Receivables due from related parties	(918)	(128)
Payables due to related parties	427	(123)
Accounts payable	3,642	819
Other current liabilities	375	445
Net cash provided by operating activities	74,616	94,595
Investing activities
Purchase of other fixed assets	(2)	(4)
Net cash used in investing activities	(2)	(4)
Financing activities
Repayment of long-term debt	(57,994)	(42,302)
Proceeds from revolving credit facility	956,667	313,421
Repayment of revolving credit facility	(806,667)	(64,079)
Prepayment of long-term debt	(595,344)	(451,998)
Proceeds from long-term debt	650,000	320,000
Extinguishment costs paid on long-term debt	(1,433)	0
Financing costs	(7,681)	(7,453)
Dividends paid	(93,944)	(79,705)
Net cash provided/(used in) by financing activities	43,604	(12,116)
Effect of exchange rate changes on cash	(698)	60
Net increase in cash, cash equivalents and restricted cash	117,520	82,535
Cash, cash equivalents and restricted cash at the beginning of the period	332,401	201,170
Cash, cash equivalents and restricted cash at the end of the period	449,921	283,705
Supplemental Information
Interest paid, net of amounts capitalized	(58,744)	(26,438)
Income tax paid	$ (30)	$ (26)